OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Employees		$ 1,403	$ 1,117
Institutions		319	339
Interest payable		11	326
Deferred revenues and advances from customers		255	193
Other		75	23
Other accounts payable	$ 2,427	$ 2,063	$ 1,998